NATIONWIDE

VARIABLE

ACCOUNT-5

Annual Report

to

Contract Owners

December 31, 2009

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
NVIT Fund - Class I (TRF)
28,735 shares (cost $278,568)	$233,039
NVIT Government Bond Fund - Class I (GBF)
12,754 shares (cost $150,181)	149,732
NVIT Money Market Fund - Class I (SAM)
76,730 shares (cost $76,730)	76,730
VP Balanced Fund - Class I (ACVB)
6,484 shares (cost $43,361)	37,285
VP Capital Appreciation Fund - Class I (ACVCA)
31,838 shares (cost $277,170)	342,900
Stock Index Fund, Inc. - Initial Shares (DSIF)
6,571 shares (cost $166,337)	172,883
Equity-Income Portfolio - Initial Class (FEIP)
40,433 shares (cost $901,836)	679,675
Balanced Portfolio - I Class Shares (AMBP)
20,503 shares (cost $191,515)	184,524

Total Investments	1,876,768

Accounts Receivable	893
Total Assets	1,877,661

$1,877,661

Contract Owners’ Equity:
Accumulation units	1,857,742
Contracts in payout (annuitization) period	19,919

Total Contract Owners’ Equity (note 5)	$1,877,661

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	TRF	GBF	SAM	ACVB	ACVCA	DSIF	FEIP

Reinvested dividends	$34,652	2,948	4,887	23	1,857	2,597	3,245	13,577
Mortality and expense risk charges (note 2)	(22,126)	(2,851)	(1,847)	(787)	(456)	(3,940)	(2,016)	(7,797)

Net investment income (loss)	12,526	97	3,040	(764)	1,401	(1,343)	1,229	5,780

Realized gain (loss) on investments	(119,879)	(28,220)	(175)	-	(561)	2,203	(3,054)	(81,454)
Change in unrealized gain (loss) on investments	459,922	75,605	(3,179)	-	3,982	91,683	26,292	224,648

Net gain (loss) on investments	340,043	47,385	(3,354)	-	3,421	93,886	23,238	143,194

Reinvested capital gains	12,248	-	2,199	-	-	-	10,049	-

Net increase (decrease) in contract owners’ equity resulting from operations	$364,817	47,482	1,885	(764)	4,822	92,543	34,516	148,974

Investment Activity:	AMBP

Reinvested dividends	$5,518
Mortality and expense risk charges (note 2)	(2,432)

Net investment income (loss)	3,086

Realized gain (loss) on investments	(8,618)
Change in unrealized gain (loss) on investments	40,891

Net gain (loss) on investments	32,273

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$35,359

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		TRF		GBF		SAM

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$12,526	17,884	97	337	3,040	3,833	(764)	1,281
Realized gain (loss) on investments	(119,879)	23,770	(28,220)	(1,753)	(175)	(734)	-	-
Change in unrealized gain (loss) on investments	459,922	(1,327,252)	75,605	(229,816)	(3,179)	3,983	-	-
Reinvested capital gains	12,248	97,434	-	55,622	2,199	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	364,817	(1,188,164)	47,482	(175,610)	1,885	7,082	(764)	1,281

Equity transactions:
Purchase payments received from contract owners (note 3)	4,021	10,738	371	384	-	-	-	-
Transfers between funds	-	-	(5,109)	-	13,287	87,148	29,778	-
Redemptions (note 3)	(191,627)	(484,497)	(39,541)	(40,929)	(1,472)	(13,244)	(7,680)	(117,959)
Annuity benefits	(2,423)	(3,822)	-	-	(615)	(605)	-	-
Contract maintenance charges (note 2)	(2,949)	(3,867)	(534)	(660)	(105)	(114)	(448)	(665)
Contingent deferred sales charges (note 2)	(53)	(1,639)	(9)	(57)	-	(77)	(11)	(46)
Adjustments to maintain reserves	433	13,356	95	(63)	32	5,623	(36)	17

Net equity transactions	(192,598)	(469,731)	(44,727)	(41,325)	11,127	78,731	21,603	(118,653)

Net change in contract owners’ equity	172,219	(1,657,895)	2,755	(216,935)	13,012	85,813	20,839	(117,372)
Contract owners’ equity beginning of period	1,705,442	3,363,337	230,409	447,344	136,717	50,904	55,844	173,216

Contract owners’ equity end of period	$1,877,661	1,705,442	233,164	230,409	149,729	136,717	76,683	55,844

CHANGES IN UNITS:
Beginning units	76,144	93,369	3,454	3,867	2,526	1,038	2,135	6,675
Units purchased	1,765	2,199	20	4	252	1,758	1,149	-
Units redeemed	(10,569)	(19,424)	(664)	(417)	(29)	(270)	(314)	(4,540)

Ending units	67,340	76,144	2,810	3,454	2,749	2,526	2,970	2,135

(Continued)

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVB		ACVCA		DSIF		FEIP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,401	499	(1,343)	(5,943)	1,229	1,797	5,780	10,011
Realized gain (loss) on investments	(561)	(172)	2,203	59,050	(3,054)	(420)	(81,454)	(42,732)
Change in unrealized gain (loss) on investments	3,982	(12,782)	91,683	(349,680)	26,292	(108,042)	224,648	(487,347)
Reinvested capital gains	-	2,951	-	37,796	10,049	-	-	1,065

Net increase (decrease) in contract owners’ equity resulting from operations	4,822	(9,504)	92,543	(258,777)	34,516	(106,665)	148,974	(519,003)

Equity transactions:
Purchase payments received from contract owners (note 3)	774	1,525	774	1,825	742	2,160	618	2,382
Transfers between funds	(173)	-	(4,011)	(87,148)	399	-	(8,361)	-
Redemptions (note 3)	(2,408)	(1,831)	(30,677)	(59,080)	(18,565)	(34,498)	(78,705)	(157,411)
Annuity benefits	-	-	(473)	(883)	(210)	(425)	(454)	(816)
Contract maintenance charges (note 2)	(86)	(90)	(283)	(340)	(294)	(399)	(948)	(1,315)
Contingent deferred sales charges (note 2)	-	(10)	(11)	(784)	(10)	(50)	(12)	(45)
Adjustments to maintain reserves	(6)	(5)	186	1,648	(8)	38	20	2,066

Net equity transactions	(1,899)	(411)	(34,495)	(144,762)	(17,946)	(33,174)	(87,842)	(155,139)

Net change in contract owners’ equity	2,923	(9,915)	58,048	(403,539)	16,570	(139,839)	61,132	(674,142)
Contract owners’ equity beginning of period	34,364	44,279	285,064	688,603	156,325	296,164	618,821	1,292,963

Contract owners’ equity end of period	$37,287	34,364	343,112	285,064	172,895	156,325	679,953	618,821

CHANGES IN UNITS:
Beginning units	3,412	3,457	15,146	19,543	7,501	8,816	31,603	37,484
Units purchased	100	126	50	62	76	74	29	79
Units redeemed	(265)	(171)	(1,719)	(4,459)	(924)	(1,389)	(4,616)	(5,960)

Ending units	3,247	3,412	13,477	15,146	6,653	7,501	27,016	31,603

(Continued)

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMBP

	2009	2008

Investment activity:
Net investment income (loss)	$3,086	6,069
Realized gain (loss) on investments	(8,618)	10,531
Change in unrealized gain (loss) on investments	40,891	(143,568)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	35,359	(126,968)

Equity transactions:
Purchase payments received from contract owners (note 3)	742	2,462
Transfers between funds	(25,810)	-
Redemptions (note 3)	(12,579)	(59,545)
Annuity benefits	(671)	(1,093)
Contract maintenance charges (note 2)	(251)	(284)
Contingent deferred sales charges (note 2)	-	(570)
Adjustments to maintain reserves	150	4,032

Net equity transactions	(38,419)	(54,998)

Net change in contract owners’ equity	(3,060)	(181,966)
Contract owners’ equity beginning of period	187,898	369,864

Contract owners’ equity end of period	$184,838	187,898

CHANGES IN UNITS:
Beginning units	10,367	12,489
Units purchased	89	96
Units redeemed	(2,038)	(2,218)

Ending units	8,418	10,367

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on November 1, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

NATIONWIDE FUNDS GROUP

NVIT Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Money Market Fund - Class I (SAM)

Portfolios of the American Century Variable Portfolios, Inc.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

Portfolios of the Dreyfus Investment Portfolios

Stock Index Fund, Inc. - Initial Shares (DSIF)

Portfolios of the Fidelity Variable Insurance Products Fund Fidelity

Equity-Income Portfolio - Initial Class (FEIP)

Portfolios of the Neuberger Berman Advisers Management Trust

Balanced Portfolio - I Class Shares (AMBP)

At December 31, 2009, contract owners were invested in all of the above funds.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed investments within its scope and noted that if the investor can redeem the investment with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The following additional contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units; and (b) a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.30%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2009 and 2008, total transfers to the Account from the fixed account were $0 and $0, respectively, and total transfers from the Account to the fixed account were $30,520 and $28,087, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$1,876,768	0	$1,876,768

Accounts Receivable of $893 are measured at settlement value which approximates the fair value due to the short-term nature of such assets.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
NVIT Fund - Class I (TRF)	$4,050	$77,001
NVIT Government Bond Fund - Class I (GBF)	25,848	4,176
NVIT Money Market Fund - Class I (SAM)	29,787	8,916
VP Balanced Fund - Class I (ACVB)	2,733	3,796
VP Capital Appreciation Fund - Class I (ACVCA)	4,860	37,156
Stock Index Fund, Inc. - Initial Shares (DSIF)	14,613	24,335
Equity-Income Portfolio - Initial Class (FEIP)	15,420	177,228
Balanced Portfolio - I Class Shares (AMBP)	10,438	50,918

Total	$107,749	$383,526

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contract as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2009.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Fund - Class I (TRF)
2009	1.30%	2,810	$80.89	to	83.28	$233,164	1.35%	24.46%
2008	1.30%	3,454	64.99	to	66.92	230,409	1.39%	-42.32%
2007	1.30%	3,867	112.67	to	116.01	447,344	1.06%	6.77%
2006	1.30%	5,437	105.53	to	108.65	589,384	1.08%	12.15%
2005	1.30%	5,745	94.09	to	96.88	555,270	0.89%	6.05%
NVIT Government Bond Fund - Class I (GBF)
2009	1.30%	2,749	52.84	to	52.86	145,268	3.40%	1.35%
2008	1.30%	2,526	52.14	to	52.16	131,702	4.41%	6.32%
2007	1.30%	1,038	49.04	to	49.06	50,904	4.45%	5.76%
2006	1.30%	1,532	46.37	to	46.39	71,039	4.08%	2.00%
2005	1.30%	1,825	45.46	to	45.48	82,965	3.83%	1.92%
NVIT Money Market Fund - Class I (SAM)
2009	1.30%	2,970	25.8	to	28.03	76,683	0.02%	-1.26%
2008	1.30%	2,135	26.13	to	28.39	55,844	2.13%	0.73%
2007	1.30%	6,675	25.94	to	28.19	173,216	4.73%	3.42%
2006	1.30%	7,358	25.08	to	27.25	184,617	4.13%	3.18%
2005	1.30%	9,199	24.31	to	26.41	223,692	2.71%	1.34%
VP Balanced Fund - Class I (ACVB)
2009	1.30%	3,247	11.479746			37,287	5.28%	13.98%
2008	1.30%	3,412	10.071610			34,364	2.53%	-21.37%
2007	1.30%	3,457	12.808596			44,279	2.55%	3.56%
2006	1.30%	5,610	12.367801			69,383	1.92%	8.20%
2005	1.30%	5,941	11.430683			67,909	1.92%	3.57%
VP Capital Appreciation Fund - Class I (ACVCA)
2009	1.30%	13,477	25.151746			338,970	0.85%	35.29%
2008	1.30%	15,146	18.590776			281,576	0.00%	-46.89%
2007	1.30%	19,543	35.001098			684,026	0.00%	43.90%
2006	1.30%	20,445	24.323239			497,288	0.00%	15.70%
2005	1.30%	21,135	21.022816			444,317	0.00%	20.48%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2009	1.30%	6,653	25.711436			171,084	2.06%	24.69%
2008	1.30%	7,501	20.619961			154,670	2.04%	-37.96%
2007	1.30%	8,816	33.236639			293,014	1.83%	3.88%
2006	1.30%	14,650	31.995347			468,732	1.65%	14.00%
2005	1.30%	16,521	28.065915			463,677	1.58%	3.33%
Equity-Income Portfolio - Initial Class (FEIP)
2009	1.30%	27,016	25.021562			675,982	2.26%	28.52%
2008	1.30%	31,603	19.469675			615,300	2.30%	-43.40%
2007	1.30%	37,484	34.399609			1,289,435	1.72%	0.20%
2006	1.30%	45,438	34.329754			1,559,875	3.26%	18.64%
2005	1.30%	51,687	28.937089			1,495,671	1.63%	4.49%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Balanced Portfolio - I Class Shares (AMBP)
2009	1.30%	8,418	$21.300069	$179,304	2.91%	20.87%
2008	1.30%	10,367	17.621624	182,683	3.45%	-39.94%
2007	1.30%	12,489	29.340225	366,430	1.26%	14.09%
2006	1.30%	16,627	25.716074	427,581	0.80%	9.23%
2005	1.30%	17,889	23.542486	421,151	0.93%	7.77%

2009	Reserves for annuity contracts in payout phase:				19,919
2009	Contract owners equity:				$1,877,661
2008	Reserves for annuity contracts in payout phase:				18,894
2008	Contract owners equity:				$1,705,442
2007	Reserves for annuity contracts in payout phase:				14,689
2007	Contract owners equity:				$3,363,337
2006	Reserves for annuity contracts in payout phase:				16,534
2006	Contract owners equity:				$3,884,433
2005	Reserves for annuity contracts in payout phase:				17,867
2005	Contract owners equity:				$3,772,519
*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-5:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-5 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010